LONG-TERM LOANS (Schedule of Future Repayments of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
2020	$ 2,465
2021	2,892
2022	2,481
Future repayments of long-term bank loan	7,838	$ 157
Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
2020	63
2021
2022
Future repayments of long-term bank loan	63
Loan from Kreos Capital [Member]
Disclosure of detailed information about borrowings [line items]
2020	2,402
2021	2,892
2022	2,481
Future repayments of long-term bank loan	$ 7,775